Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Fair Value Of Derivative Net
Fair value measurements on a recurring basis

Significant Other Observable Inputs (Level 2)
Recurring measurements:	December 31, 2020
Interest rate swaps	(2,666)
Total	(2,666)